Schedule of Investments(a)
March 31, 2026
(Unaudited)

Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–84.80%
Aerospace & Defense–1.35%
TransDigm, Inc.,
6.00%, 01/15/2033(b)	$119,000	$119,066
6.25%, 01/31/2034(b)	164,000	165,944
6.13%, 07/31/2034(b)	168,000	165,445
		450,455
Alternative Carriers–0.30%
APLD ComputeCo 2 LLC, 6.75%, 03/15/2031(b)	84,000	83,440
Lumen Technologies, Inc.,
4.50%, 01/15/2029(b)	5,000	4,710
5.38%, 06/15/2029(b)	4,000	3,793
Series P, 7.60%, 09/15/2039	5,000	4,669
Series U, 7.65%, 03/15/2042	4,000	3,675
		100,287
Apparel Retail–0.00%
Saks Global Enterprises LLC, 11.00%, 12/15/2029(b)(c)	66,180	1,241
Application Software–0.89%
Cloud Software Group, Inc.,
9.00%, 09/30/2029(b)	176,000	169,950
8.25%, 06/30/2032(b)	37,000	35,122
SS&C Technologies, Inc., 5.50%, 09/30/2027(b)	92,000	92,131
		297,203
Asset Management & Custody Banks–0.62%
FS KKR Capital Corp., 6.13%, 01/15/2030	73,000	69,534
Osaic Holdings, Inc.,
6.75%, 08/01/2032(b)	69,000	69,060
8.00%, 08/01/2033(b)	69,000	68,173
		206,767
Automobile Manufacturers–0.65%
Allison Transmission, Inc.,
3.75%, 01/30/2031(b)	157,000	146,247
5.88%, 12/01/2033(b)	71,000	70,604
		216,851
Automotive Parts & Equipment–1.89%
American Axle & Manufacturing, Inc., 7.75%, 10/15/2033(b)	162,000	157,806
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032(b)	90,000	93,125
Forvia SE (France), 8.00%, 06/15/2030(b)	122,000	126,119
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	95,000	92,996
Phinia, Inc., 6.63%, 10/15/2032(b)	157,000	159,912
		629,958
Automotive Retail–2.35%
Advance Auto Parts, Inc., 7.00%, 08/01/2030(b)	171,000	173,345
Principal Amount		Value
Automotive Retail–(continued)
Carvana Co., 0.00% PIK Rate, 9.00% Cash Rate, 06/01/2031(b)(d)	$148,422	$160,593
Group 1 Automotive, Inc., 6.38%, 01/15/2030(b)	164,000	165,209
LCM Investments Holdings II LLC, 8.25%, 08/01/2031(b)	132,000	137,513
Lithia Motors, Inc., 4.38%, 01/15/2031(b)	156,000	146,718
		783,378
Broadcasting–0.86%
E.W. Scripps Co. (The), 9.88%, 08/15/2030(b)	15,000	14,576
Gray Media, Inc.,
5.38%, 11/15/2031(b)	17,000	12,637
9.63%, 07/15/2032(b)	32,000	32,028
Nexstar Media, Inc.,
6.50%, 09/15/2033(b)	85,000	85,699
7.25%, 04/15/2034(b)	51,000	51,206
Univision Communications, Inc.,
8.00%, 08/15/2028(b)	51,000	51,793
9.38%, 08/01/2032(b)	38,000	39,191
		287,130
Building Products–0.29%
JELD-WEN Holding, Inc., 7.00%, 09/01/2032(b)	10,000	4,712
JELD-WEN, Inc., 4.88%, 12/15/2027(b)	6,000	4,077
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/2028(b)	90,000	88,738
		97,527
Cable & Satellite–6.89%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.38%, 06/01/2029(b)	338,000	333,563
6.38%, 09/01/2029(b)	146,000	146,542
4.75%, 03/01/2030(b)	175,000	166,163
4.75%, 02/01/2032(b)	117,000	105,881
4.50%, 05/01/2032	80,000	71,535
4.50%, 06/01/2033(b)	182,000	158,583
CSC Holdings LLC, 4.50%, 11/15/2031(b)	370,000	219,927
Directv Financing LLC, 8.88%, 02/01/2030(b)	94,000	93,908
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.00%, 02/15/2031(b)	92,000	93,989
DISH DBS Corp.,
7.38%, 07/01/2028	100,000	97,120
5.13%, 06/01/2029	118,000	105,581
DISH Network Corp., 11.75%, 11/15/2027(b)	51,000	52,570
EchoStar Corp.,
10.75%, 11/30/2029	50,000	54,043
6.75% PIK Rate, 2.00% Cash Rate, 11/30/2030(d)	280,961	284,054
iHeartCommunications, Inc., 9.13%, 05/01/2029(b)	53,000	48,183
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

Principal Amount		Value
Cable & Satellite–(continued)
Sinclair Television Group, Inc.,
5.50%, 03/01/2030(b)	$7,000	$6,073
8.13%, 02/15/2033(b)	15,000	15,262
Versant Media Group, Inc., 7.25%, 01/30/2031(b)(e)	240,000	245,813
		2,298,790
Casinos & Gaming–1.17%
Melco Resorts Finance Ltd. (Hong Kong), 6.50%, 09/24/2033(b)	127,000	122,007
Studio City Finance Ltd. (Macau),
6.50%, 01/15/2028(b)	39,000	38,588
5.00%, 01/15/2029(b)	148,000	138,909
Voyager Parent LLC, 9.25%, 07/01/2032(b)	87,000	90,379
		389,883
Commercial & Residential Mortgage Finance–1.17%
Nationstar Mortgage Holdings, Inc., 7.13%, 02/01/2032(b)	165,000	167,475
PennyMac Financial Services, Inc., 4.25%, 02/15/2029(b)	50,000	47,421
Rocket Cos., Inc., 6.13%, 08/01/2030(b)	90,000	90,886
Walker & Dunlop, Inc., 6.63%, 04/01/2033(b)	86,000	84,150
		389,932
Commodity Chemicals–0.33%
Cerdia Finanz GmbH (Germany), 9.38%, 10/03/2031(b)	112,000	111,499
Construction & Engineering–0.55%
AECOM, 6.00%, 08/01/2033(b)	91,000	90,984
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029(b)	91,000	91,393
		182,377
Consumer Finance–3.26%
Bread Financial Holdings, Inc., 8.38%, 06/15/2035(b)(f)	77,000	77,909
EZCORP, Inc., 7.38%, 04/01/2032(b)	321,000	336,124
FirstCash, Inc., 6.88%, 03/01/2032(b)	158,000	161,234
Navient Corp.,
4.88%, 03/15/2028	37,000	34,950
5.50%, 03/15/2029	88,000	80,745
9.38%, 07/25/2030	23,000	22,442
7.88%, 06/15/2032	111,000	99,101
OneMain Finance Corp.,
6.63%, 05/15/2029	77,000	77,171
4.00%, 09/15/2030	1,000	904
7.13%, 11/15/2031	142,000	140,817
7.13%, 09/15/2032	56,000	55,222
		1,086,619
Copper–0.36%
First Quantum Minerals Ltd. (Zambia),
8.63%, 06/01/2031(b)	59,000	61,248
8.00%, 03/01/2033(b)	55,000	57,398
		118,646
Diversified Banks–0.99%
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/2032(b)	160,000	161,815
Principal Amount		Value
Diversified Banks–(continued)
Citigroup, Inc., 6.63%(f)(g)	$169,000	$169,242
		331,057
Diversified Financial Services–4.08%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 6.95%, 03/10/2055(f)	170,000	174,086
Azorra Finance Ltd., 6.25%, 02/15/2034(b)	87,000	80,961
Freedom Mortgage Holdings LLC, 8.38%, 04/01/2032(b)	37,000	36,435
GGAM Finance Ltd. (Ireland), 5.88%, 03/15/2030(b)	240,000	239,723
Global Aircraft Leasing Co. Ltd. (Cayman Islands), 8.75%, 09/01/2027(b)	236,000	239,726
Jane Street Group/JSG Finance, Inc.,
4.50%, 11/15/2029(b)	96,000	93,109
6.13%, 11/01/2032(b)	130,000	128,668
6.75%, 05/01/2033(b)	117,000	118,788
Phoenix Aviation Capital Ltd. (Ireland), 9.25%, 07/15/2030(b)	38,000	38,280
Provident Funding Associates L.P./PFG Finance Corp., 9.75%, 09/15/2029(b)	205,000	210,655
		1,360,431
Diversified Real Estate Activities–0.51%
Velocity Commercial Capital LLC, 9.38%, 02/15/2031(b)	170,000	170,089
Diversified REITs–0.79%
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032(b)	178,000	168,164
Uniti Group L.P./Uniti Group Finance 2019, Inc./CSL Capital LLC, 8.63%, 06/15/2032(b)	95,000	96,824
		264,988
Diversified Support Services–0.14%
Sabre GLBL, Inc.,
10.75%, 11/15/2029(b)	18,000	15,390
10.75%, 03/15/2030(b)	19,000	16,070
11.13%, 07/15/2030(b)	19,000	16,150
		47,610
Electric Utilities–1.88%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC (United Kingdom), 6.38%, 02/15/2032(b)	419,000	409,646
Hawaiian Electric Co., Inc., 6.00%, 10/01/2033(b)	218,000	217,868
		627,514
Electrical Components & Equipment–0.44%
EnerSys, 6.63%, 01/15/2032(b)	144,000	147,303
Electronic Components–0.34%
Sensata Technologies, Inc.,
3.75%, 02/15/2031(b)	44,000	40,843
6.63%, 07/15/2032(b)	72,000	73,491
		114,334
Electronic Manufacturing Services–0.30%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.75%, 07/15/2031(b)	96,000	98,805
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

Principal Amount		Value
Environmental & Facilities Services–0.63%
GFL Environmental Holdings (US), Inc., 5.50%, 02/01/2034(b)	$115,000	$112,935
Wrangler Holdco Corp. (Canada), 6.63%, 04/01/2032(b)	96,000	98,916
		211,851
Fertilizers & Agricultural Chemicals–0.27%
FMC Corp.,
3.45%, 10/01/2029	40,000	35,768
5.65%, 05/18/2033	40,000	35,436
6.38%, 05/18/2053	23,000	17,358
		88,562
Gold–1.01%
New Gold, Inc. (Canada), 6.88%, 04/01/2032(b)	325,000	336,157
Health Care Facilities–0.26%
Acadia Healthcare Co., Inc., 7.38%, 03/15/2033(b)	85,000	87,131
Health Care REITs–0.54%
Diversified Healthcare Trust,
7.25%, 10/15/2030(b)	138,000	139,358
4.38%, 03/01/2031	24,000	21,353
MPT Operating Partnership L.P./MPT Finance Corp.,
4.63%, 08/01/2029	13,000	10,124
3.50%, 03/15/2031	16,000	10,472
		181,307
Health Care Services–1.16%
Community Health Systems, Inc.,
5.25%, 05/15/2030(b)	120,000	113,175
4.75%, 02/15/2031(b)	130,000	119,921
DaVita, Inc.,
6.88%, 09/01/2032(b)	43,000	44,088
6.75%, 07/15/2033(b)	45,000	45,815
MPH Acquisition Holdings LLC, 5.00% PIK Rate, 6.50% Cash Rate, 12/31/2030(b)(d)	70,172	63,501
		386,500
Home Improvement Retail–0.02%
LBM Acquisition LLC, 6.25%, 01/15/2029(b)	11,000	8,052
Hotels, Resorts & Cruise Lines–0.51%
Marriott Ownership Resorts, Inc., 6.50%, 10/01/2033(b)	180,000	171,318
Housewares & Specialties–0.48%
Newell Brands, Inc.,
6.63%, 09/15/2029	102,000	99,659
6.38%, 05/15/2030(e)	63,000	60,525
		160,184
Independent Power Producers & Energy Traders–1.77%
Vistra Corp.,
8.00%(b)(f)(g)	46,000	46,516
Series C, 8.88%(b)(f)(g)	190,000	204,959
VoltaGrid LLC, 7.38%, 11/01/2030(b)	329,000	339,945
		591,420
Principal Amount		Value
Industrial Machinery & Supplies & Components–1.89%
Enpro, Inc., 6.13%, 06/01/2033(b)	$150,000	$152,095
ESAB Corp.,
6.25%, 04/15/2029(b)	138,000	140,228
5.63%, 04/01/2031(b)	192,000	193,826
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	147,000	143,007
		629,156
Insurance Brokers–1.46%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, 01/15/2031(b)	90,000	90,812
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC (United Kingdom), 8.13%, 02/15/2032(b)	200,000	187,573
HUB International Ltd., 7.25%, 06/15/2030(b)	160,000	163,997
USI, Inc., 7.50%, 01/15/2032(b)	43,000	43,619
		486,001
Integrated Oil & Gas–0.51%
Petroleos Mexicanos (Mexico),
5.95%, 01/28/2031	131,000	125,347
6.63%, 06/15/2035	49,000	45,703
		171,050
Integrated Telecommunication Services–6.91%
Altice France Lux 3/Altice Holdings 1 (Luxembourg), 10.00%, 01/15/2033(b)	106,000	96,459
Altice France S.A. (France), 6.88%, 07/15/2032(b)	220,842	209,454
APLD ComputeCo LLC, 9.25%, 12/15/2030(b)	78,000	80,434
Cipher Compute LLC, 7.13%, 11/15/2030(b)	142,000	147,294
FiberCop S.p.A. (Italy),
6.00%, 09/30/2034(b)	259,000	247,031
7.20%, 07/18/2036(b)	63,000	62,702
Flash Compute LLC, 7.25%, 12/31/2030(b)	81,000	81,651
Iliad Holding S.A.S. (France),
8.50%, 04/15/2031(b)	179,000	187,440
7.00%, 04/15/2032(b)	253,000	253,619
Level 3 Financing, Inc.,
3.63%, 01/15/2029(b)	6,000	5,640
3.75%, 07/15/2029(b)	10,000	9,312
6.88%, 06/30/2033(b)	139,000	141,656
7.00%, 03/31/2034(b)	123,667	126,677
8.50%, 01/15/2036(b)	62,000	64,750
SV RNO Property Owner 1 LLC, 5.88%, 03/01/2031(b)	83,000	82,094
Telecom Italia Capital S.A. (Italy),
6.38%, 11/15/2033	45,000	47,053
7.72%, 06/04/2038	40,000	44,596
Uniti Services LLC, 7.50%, 10/15/2033(b)	322,000	334,998
WULF Compute LLC, 7.75%, 10/15/2030(b)	78,000	82,471
		2,305,331
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

Principal Amount		Value
Interactive Media & Services–0.86%
Discovery Global Holdings, Inc.,
5.05%, 03/15/2042	$159,000	$105,148
5.14%, 03/15/2052	39,000	23,741
Getty Images, Inc., 10.50%, 11/15/2030(b)	176,000	158,009
		286,898
Internet Services & Infrastructure–0.70%
Beignet Investor LLC, 6.58%, 05/30/2049(b)	147,000	151,253
CoreWeave, Inc.,
9.25%, 06/01/2030(b)	45,000	43,767
9.00%, 02/01/2031(b)	40,000	38,111
		233,131
Leisure Facilities–0.49%
Six Flags Entertainment Corp., 7.25%, 05/15/2031(b)	169,000	162,902
Leisure Products–0.47%
Viking Cruises Ltd., 5.88%, 10/15/2033(b)	160,000	158,084
Managed Health Care–0.15%
Molina Healthcare, Inc., 6.25%, 01/15/2033(b)	50,000	48,511
Marine Transportation–0.38%
Danaos Corp. (Greece), 6.88%, 10/15/2032(b)	124,000	126,102
Metal, Glass & Plastic Containers–0.47%
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031(b)	165,000	158,211
Movies & Entertainment–0.80%
Starz Capital Holdings 1, Inc., 6.00%, 04/15/2030(b)	288,000	265,320
Office REITs–0.33%
Brandywine Operating Partnership L.P., 3.95%, 11/15/2027	11,000	10,560
Office Properties Income Trust, 9.00%, 12/31/2059(b)(c)(h)	141,000	100,110
		110,670
Oil & Gas Drilling–1.28%
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(b)	86,000	88,503
Transocean International Ltd.,
7.88%, 10/15/2032(b)	257,000	274,782
6.80%, 03/15/2038	68,000	65,375
		428,660
Oil & Gas Equipment & Services–1.09%
Bristow Group, Inc., 6.75%, 02/01/2033(b)	156,000	157,787
Tidewater, Inc., 9.13%, 07/15/2030(b)	194,000	206,839
		364,626
Oil & Gas Exploration & Production–2.43%
Caturus Energy LLC, 8.50%, 02/15/2030(b)	203,000	210,782
Comstock Resources, Inc., 6.75%, 03/01/2029(b)	89,000	87,917
Principal Amount		Value
Oil & Gas Exploration & Production–(continued)
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.25%, 04/15/2032(b)	$147,000	$142,375
8.38%, 11/01/2033(b)	78,000	81,438
6.88%, 05/15/2034(b)	79,000	77,339
7.25%, 02/15/2035(b)	37,000	36,916
Infinity Natural Resources LLC, 7.63%, 04/01/2031(b)	173,000	174,021
		810,788
Oil & Gas Refining & Marketing–2.54%
Calumet Specialty Products Partners L.P./. Calumet Finance Corp., 9.75%, 02/15/2031(b)	236,000	250,859
CVR Energy, Inc.,
7.50%, 02/15/2031(b)	85,000	85,707
7.88%, 02/15/2034(b)	85,000	85,356
Sunoco L.P.,
5.63%, 03/15/2031(b)	87,000	86,662
6.25%, 07/01/2033(b)	110,000	110,567
5.88%, 03/15/2034(b)	151,000	149,439
7.88%(b)(f)(g)	79,000	80,721
		849,311
Oil & Gas Storage & Transportation–5.16%
Excelerate Energy L.P., 8.00%, 05/15/2030(b)	87,000	91,113
Genesis Energy L.P./Genesis Energy Finance Corp.,
8.88%, 04/15/2030	96,000	100,304
7.88%, 05/15/2032	124,000	127,605
8.00%, 05/15/2033	104,000	107,532
6.75%, 03/15/2034	93,000	92,624
Global Partners L.P./GLP Finance Corp., 7.13%, 07/01/2033(b)	93,000	93,818
Northriver Midstream Finance L.P. (Canada), 6.75%, 07/15/2032(b)	86,000	86,314
Prairie Acquiror L.P., 9.00%, 08/01/2029(b)	57,000	59,085
Venture Global LNG, Inc.,
9.88%, 02/01/2032(b)(e)	305,000	327,716
9.00%(b)(f)(g)	291,500	290,576
Venture Global Plaquemines LNG LLC,
6.13%, 12/15/2030(b)	117,000	120,390
6.50%, 01/15/2034(b)	107,000	111,609
6.75%, 01/15/2036(b)	106,000	112,339
		1,721,025
Other Specialized REITs–0.65%
Iron Mountain, Inc., 4.50%, 02/15/2031(b)	230,000	216,095
Other Specialty Retail–2.72%
Bath & Body Works, Inc., 6.88%, 11/01/2035	162,000	159,541
Michaels Cos., Inc. (The),
8.50%, 03/15/2033(b)	138,000	134,488
11.00%, 03/15/2034(b)	28,000	26,105
PetSmart LLC/PetSmart Finance Corp.,
7.50%, 09/15/2032(b)	250,000	251,404
10.00%, 09/15/2033(b)	313,000	312,633
SGUS LLC, 11.00%, 12/15/2029(b)(c)	29,820	3,280
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

Principal Amount		Value
Other Specialty Retail–(continued)
Staples, Inc.,
10.75%, 09/01/2029(b)	$18,000	$16,661
12.75%, 01/15/2030(b)	6,000	4,060
		908,172
Paper & Plastic Packaging Products & Materials–0.75%
Clydesdale Acquisition Holdings, Inc.,
8.75%, 04/15/2030(b)	179,000	167,178
6.75%, 04/15/2032(b)	88,000	83,365
		250,543
Passenger Airlines–2.48%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029(b)	166,000	165,198
CHC Group LLC, 11.75%, 09/01/2030(b)	162,000	157,842
United Airlines Holdings, Inc.,
4.88%, 03/01/2029	185,000	181,408
5.38%, 03/01/2031(e)	329,000	322,606
		827,054
Personal Care Products–0.30%
Opal Bidco SAS (France), 6.50%, 03/31/2032(b)	101,000	101,158
Pharmaceuticals–1.96%
1261229 BC Ltd., 10.00%, 04/15/2032(b)	360,000	368,888
Amneal Pharmaceuticals LLC, 6.88%, 08/01/2032(b)	86,000	88,640
Bausch Health Cos., Inc. (Canada),
5.00%, 02/15/2029(b)	17,000	12,401
6.25%, 02/15/2029(b)	19,000	14,274
5.25%, 01/30/2030(b)	26,000	16,826
5.25%, 02/15/2031(b)	19,000	11,590
Teva Pharmaceutical Finance Netherlands III B.V. (Israel), 4.10%, 10/01/2046	190,000	141,074
		653,693
Property & Casualty Insurance–1.04%
Asurion LLC and Asurion Co-Issuer, Inc.,
8.00%, 12/31/2032(b)	242,000	251,266
8.38%, 02/01/2034(b)	99,000	96,185
		347,451
Research & Consulting Services–0.27%
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(b)	103,000	89,498
Security & Alarm Services–0.44%
Brink’s Co. (The), 6.75%, 06/15/2032(b)	145,000	146,907
Semiconductors–1.08%
AP Grange Holdings LLC,
6.50%, 03/20/2045(b)	136,000	143,650
6.50%, 03/20/2045	11,410	11,410
Kioxia Holdings Corp. (Japan), 6.63%, 07/24/2033(b)	200,000	205,745
		360,805
Sovereign Debt–0.61%
Brazilian Government International Bond (Brazil), 6.63%, 03/15/2035	200,000	204,780
Principal Amount		Value
Specialized Consumer Services–0.68%
Carriage Services, Inc., 4.25%, 05/15/2029(b)	$240,000	$228,204
Specialized Finance–1.74%
HA Sustainable Infrastructure Capital, Inc.,
8.00%, 06/01/2056(f)	143,000	148,014
7.13%, 11/15/2056(f)	99,000	98,561
TrueNoord Capital DAC (Ireland), 8.75%, 03/01/2030(b)	326,000	333,106
		579,681
Specialty Chemicals–0.39%
Celanese US Holdings LLC,
7.20%, 11/15/2033	84,000	89,685
7.38%, 02/15/2034	38,000	38,965
		128,650
Systems Software–0.87%
McAfee Corp., 7.38%, 02/15/2030(b)	38,000	31,437
Oak-Eagle AcquireCo, Inc.,
7.25%, 07/01/2033(b)	78,000	80,866
8.75%, 07/01/2034(b)	170,000	178,083
		290,386
Trading Companies & Distributors–1.00%
Air Lease Corp., Series B, 4.65%(f)(g)	168,000	167,695
Aircastle Ltd., 5.25%(b)(f)(g)	166,000	165,770
		333,465
Wireless Telecommunication Services–0.85%
Vodafone Group PLC (United Kingdom), 4.13%, 06/04/2081(f)	311,000	284,768
Total U.S. Dollar Denominated Bonds & Notes (Cost $28,129,266)		28,300,243
Variable Rate Senior Loan Interests–8.48%(i)(j)
Advertising–1.39%
Clear Channel Outdoor Holdings, Inc., Term Loan B, 7.78% (1 mo. Term SOFR + 4.11%), 08/23/2028	461,188	463,032
Aerospace & Defense–1.16%
TransDigm, Inc., Term Loan L, 6.17% (3 mo. Term SOFR + 2.50%), 01/19/2032	385,646	386,057
Cable & Satellite–0.11%
CSC Holdings LLC, Term Loan, 8.25% (Prime Rate + 1.50%), 04/15/2027	42,618	37,663
Diversified Financial Services–0.24%
Janus Henderson Group PLC, Term Loan, —%, 03/25/2033(k)(l)	78,600	78,600
Electronic Manufacturing Services–0.82%
EMRLD Borrower L.P. (Copeland), Incremental Term Loan B, 5.95% (3 mo. Term SOFR + 2.25%), 08/04/2031	274,005	273,862
Health Care Services–0.09%
MPH Acquisition Holdings LLC, Term Loan, 7.42% (3 mo. Term SOFR + 3.75%), 12/31/2030	28,914	28,907
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

	Principal Amount		Value
Health Care Supplies–0.59%
Bausch and Lomb, Inc., Term Loan B, 7.42% (1 mo. Term SOFR + 3.75%), 01/30/2031		$197,628	$198,308
Office REITs–0.13%
Office Properties Income Trust,
12.00%, 05/04/2026(l)		35,961	35,961
0.00%, 05/04/2026(m)		6,912	7,094
			43,055
Oil & Gas Storage & Transportation–0.24%
Prairie Acquiror L.P., Term Loan B, 6.92% (1 mo. Term SOFR + 3.25%), 08/01/2029		80,464	80,766
Paper & Plastic Packaging Products & Materials–0.28%
Iris Holding, Inc. (Intertape), First Lien Term Loan, 8.52% (3 mo. Term SOFR + 4.75%), 06/28/2028		100,739	94,667
Pharmaceuticals–0.48%
Amneal Pharmaceuticals LLC, Term Loan, 6.67% (1 mo. Term SOFR + 3.00%), 08/01/2032		47,755	47,974
Endo Finance Holdings L.P., Term Loan B, 7.42% (1 mo. Term SOFR + 3.75%), 04/23/2031		111,919	111,500
			159,474
Real Estate Development–1.26%
Greystar Real Estate Partners LLC, Term Loan B, 6.17% (3 mo. Term SOFR + 2.50%), 08/21/2030(l)		177,456	177,900
VCI Asset Holdings 2 LLC, Term Loan, —%, 02/06/2031(k)		235,000	242,050
			419,950
Real Estate Operating Companies–1.69%
Cushman & Wakefield U.S. Borrower LLC, Term Loan, 6.42% (1 mo. Term SOFR + 2.75%), 01/31/2030		562,080	564,890
Total Variable Rate Senior Loan Interests (Cost $2,821,297)			2,829,231
Non-U.S. Dollar Denominated Bonds & Notes–1.73%(n)
Automotive Parts & Equipment–0.51%
Clarios Global L.P./Clarios US Finance Co., 4.75%, 06/15/2031(b)	EUR	150,000	170,663
IT Consulting & Other Services–0.41%
Atos SE (France), 5.20%, 12/18/2030(b)(o)	EUR	125,000	136,647
Marine Transportation–0.49%
CMA CGM S.A. (France), 4.88%, 01/15/2032(b)	EUR	150,000	162,984
Transaction & Payment Processing Services–0.32%
Worldline S.A. (France), 4.13%, 09/12/2028(b)	EUR	100,000	105,445
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $572,628)			575,739
Shares		Value
Exchange-Traded Funds–0.65%
BondBloxx CCC-Rated USD High Yield Corporate Bond ETF (Cost $228,210)	6,000	$218,400
Common Stocks & Other Equity Interests–0.42%
Alternative Carriers–0.02%
Lumen Technologies, Inc.(p)	1,000	6,950
Broadline Retail–0.03%
Americanas S.A. (Brazil)(p)	7,832	7,833
Americanas S.A., Wts., expiring 03/19/2027 (Brazil)(p)	2,611	1,512
		9,345
Casinos & Gaming–0.00%
Codere Online Luxembourg S.A., Wts., expiring 10/15/2034 (Spain)(l)	3	2
Food Retail–0.00%
Casino Guichard-Perrachon S.A. (France)(p)	3,370	630
Casino Guichard-Perrachon S.A., Wts., expiring 04/27/2029 (France)(p)	184,690	106
		736
Integrated Telecommunication Services–0.29%
Altice France Holding S.A. (Luxembourg)	1,128	166
Altice France S.A. (France)	5,719	97,337
		97,503
Multi-Utilities–0.08%
VCI Compute II LLC(l)	25,000	25,000
Total Common Stocks & Other Equity Interests (Cost $185,630)		139,536
Preferred Stocks–0.14%
Household Appliances–0.14%
Whirlpool Corp., 8.50%, Series A, Conv. Pfd. (Cost $57,600)	1,152	47,174
Money Market Funds–1.73%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(q)(r)	201,647	201,647
Invesco Treasury Portfolio, Institutional Class, 3.56%(q)(r)	374,488	374,488
Total Money Market Funds (Cost $576,135)		576,135
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-97.95% (Cost $32,570,766)		32,686,458
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.72%
Invesco Private Government Fund, 3.63%(q)(r)(s)	252,396	252,396
Invesco Private Prime Fund, 3.80%(q)(r)(s)	655,872	655,937
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $908,412)		908,333
TOTAL INVESTMENTS IN SECURITIES–100.67% (Cost $33,479,178)		33,594,791
OTHER ASSETS LESS LIABILITIES—(0.67)%		(223,352)
NET ASSETS–100.00%		$33,371,439
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

Investment Abbreviations:
Conv.	– Convertible
ETF	– Exchange-Traded Fund
EUR	– Euro
Pfd.	– Preferred
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
SOFR	– Secured Overnight Financing Rate
USD	– U.S. Dollar
Wts.	– Warrants
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
March 31, 2026 was $24,296,301, which represented 72.81% of the Fund’s Net Assets.

(c)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at March 31,
2026 was $104,631, which represented less than 1% of the Fund’s Net Assets.

(d)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(e)	All or a portion of this security was out on loan at March 31, 2026.
(f)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(g)	Perpetual bond with no specified maturity date.
(h)	Restructured security not accruing interest income. The aggregate value of these securities at March 31, 2026 was $100,110, which represented less than 1% of the Fund’s Net Assets.
(i)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(j)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight
Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(k)	This variable rate interest will settle after March 31, 2026, at which time the interest rate will be determined.
(l)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(m)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.
(n)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(o)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(p)	Non-income producing security.
(q)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2026.

	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$456,589	$2,482,669	$(2,737,611)	$-	$-	$201,647	$1,472
Invesco Treasury Portfolio, Institutional Class	847,951	4,610,671	(5,084,134)	-	-	374,488	2,709
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	476,928	2,868,418	(3,092,950)	-	-	252,396	3,410*
Invesco Private Prime Fund	1,240,034	5,436,083	(6,020,049)	(79)	(52)	655,937	9,619*
Total	$3,021,502	$15,397,841	$(16,934,744)	$(79)	$(52)	$1,484,468	$17,210

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(r)	The rate shown is the 7-day SEC standardized yield as of March 31, 2026.
(s)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
04/28/2026	Canadian Imperial Bank of Commerce	GBP	33,000	USD	44,541	$863
04/28/2026	Goldman Sachs International	EUR	1,594,000	USD	1,880,378	35,676
Subtotal—Appreciation						36,539
Currency Risk
04/28/2026	UBS AG	USD	668,669	EUR	570,000	(9,020)
Total Forward Foreign Currency Contracts						$27,519

Open Centrally Cleared Credit Default Swap Agreements
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(a)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Markit CDX North America High Yield Index, Series 45, Version 1	Sell	5.00%	Quarterly	12/20/2030	3.641%	USD	1,524,600	$108,758	$80,365	$(28,393)

(a)
Implied credit spreads represent the current level, as of March 31, 2026, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Abbreviations:
EUR	—Euro
GBP	—British Pound Sterling
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$28,300,243	$—	$28,300,243
Variable Rate Senior Loan Interests	—	2,536,770	292,461	2,829,231
Non-U.S. Dollar Denominated Bonds & Notes	—	575,739	—	575,739
Exchange-Traded Funds	218,400	—	—	218,400
Common Stocks & Other Equity Interests	16,401	98,133	25,002	139,536
Preferred Stocks	47,174	—	—	47,174
Money Market Funds	576,135	908,333	—	1,484,468
Total Investments in Securities	858,110	32,419,218	317,463	33,594,791
Other Investments - Assets*
Forward Foreign Currency Contracts	—	36,539	—	36,539
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(9,020)	—	(9,020)
Swap Agreements	—	(28,393)	—	(28,393)
	—	(37,413)	—	(37,413)
Total Other Investments	—	(874)	—	(874)
Total Investments	$858,110	$32,418,344	$317,463	$33,593,917

*	Unrealized appreciation (depreciation).
Invesco V.I. High Yield Fund